Share-based Payment - Schedule of Warrant Activity (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. dollars [member]
Disclosure Of Warrant Activity [line items]
Weighted average share price	€ 124.62	€ 128.32	€ 108.54